26. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Other commitment	$ 5,144	$ 6,617
Accrued warranty reserve	$ 1,538	$ 1,538